Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2024
Deferred tax assets and liabilities
Deferred tax assets and liabilities

18.Deferred tax assets and liabilities

Recognized deferred tax assets and liabilities

Deferred tax assets and liabilities at 31 December 2024 and 2023 are attributable to the following:

	Assets		Liabilities		Net
	2024	2023	2024	2023	2024	2023
Property, plant and equipment and intangible assets	845,181	1,952,945	(10,807,405)	(10,229,249)	(9,962,224)	(8,276,304)
Derivative instruments	38,637	56,026	(448,951)	(891,094)	(410,314)	(835,068)
Reserve for defined benefit plan and provisions	2,194,978	2,041,197	(569)	(42,375)	2,194,409	1,998,822
Tax losses carried forward	1,058,535	2,364,929	-	-	1,058,535	2,364,929
Tax allowances	2,111,083	834,428	-	-	2,111,083	834,428
Other assets and liabilities (*)	3,650,676	2,481,626	(1,354,032)	(239,494)	2,296,644	2,242,132
Deferred tax assets/(liabilities)	9,899,090	9,731,151	(12,610,957)	(11,402,212)	(2,711,867)	(1,671,061)
Offsetting	(7,361,212)	(8,101,477)	7,361,212	8,101,477	-	-
Net deferred tax assets/(liabilities)	2,537,878	1,629,674	(5,249,745)	(3,300,735)	(2,711,867)	(1,671,061)
(*)	Mainly comprises of loans, bonds, prepaid expenses and lease liabilities’ deferred tax effects.

Movement in deferred tax assets/ (liabilities) for the years ended 31 December 2024 and 2023 were as follows:

	2024	2023
Opening balance, net	(1,671,061)	(9,036,191)
Income statement charge	(1,563,492)	7,737,186
Tax charge relating to components of other comprehensive income	(644,487)	1,641,006
Transferred to assets held for sale (Note 3)	-	(1,899,846)
Exchange differences	1,167,173	(113,216)
Closing balance, net	(2,711,867)	(1,671,061)

The Group did not recognize deferred income tax assets of TL 2,434,217 (31 December 2023: TL 2,621,286) in respect of tax losses amounting to TL 12,390,777 (31 December 2023: TL 12,320,113) that can be carried forward against future taxable income because it is not probable that future taxable profits will be available against which unrecognized tax losses can be utilized. The unused tax losses were incurred mainly by BeST.

Unused tax losses will expire at the following dates:

Expiration Date	Amount
2025	4,261,550
2026	179,663
2027	2,423,491
2028	633,291
2029	4,237,579
2030	271,319
2031	337,133
Indefinite	46,751
Total	12,390,777